OKLAHOMA MUNICIPAL FUND

Schedule of Investments – October 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.2%)

Education (4.6%)
OK DEV FIN AUTH E 5.000% 06/01/2039	19,000	$18,314
OK AGRICULTURAL 4.000% 09/01/2043 Callable @ 100.000 09/01/2034	500,000	493,990
UNIV OK C GEN 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	502,595
UNIV OK C GEN 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	500,000	486,330
UNIV OK C GEN 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	502,325
		2,003,554
General Obligation (2.8%)
BROKEN ARROW C 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	608,969
BROKEN ARROW C 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	612,397
		1,221,366
Health Care (2.8%)
OK CO FIN AUTH 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	250,728
OKLAHOMA DEV FIN AUTH 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	247,072
OKLAHOMA ST DEV FIN 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	742,137
		1,239,937
Housing (8.8%)
OK HSG FIN AGY A 4.450% 09/01/2044 Callable @ 100.000 09/01/2032	2,000,000	2,002,920
OK HSG FIN AGY C 4.400% 09/01/2044 Callable @ 100.000 03/01/2033	870,000	856,724
OK HSG FIN AGY C 4.600% 09/01/2049 Callable @ 100.000 03/01/2033	1,000,000	990,190
		3,849,834
Other Revenue (72.0%)
ALFALFA EDUCTNL FACS 5.000% 09/01/2029	500,000	534,855
BRYAN CO SCH FIN AUTH 5.000% 12/01/2032	260,000	271,203
BRYAN CO SCH FIN AUTH 5.000% 12/01/2033	800,000	829,112
BRYAN CO SCH FIN AUTH 4.125% 12/01/2037 Callable @ 100.000 12/01/2033	1,000,000	968,710
CADD0 CO EDU FACS AUT 5.000% 09/01/2032	560,000	592,793
CADD0 CO EDU FACS AUT 5.000% 09/01/2033	645,000	680,830
CADD0 CO EDU FACS AUT 5.000% 09/01/2034	735,000	773,639
*CADDO GOVT BLDG REF 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,037,664
CHOUTEAU EDU FAC AUTH 4.000% 09/01/2032	350,000	343,360
CHOUTEAU EDU FAC AUTH 4.000% 09/01/2034	240,000	231,890
CREEK CO EDUCTNL FACS 4.125% 09/01/2048 Callable @ 100.000 09/01/2034	500,000	494,605
*CREEK CO PFA A 5.000% 08/01/2044 Callable @ 100.000 08/01/2032	1,000,000	1,037,460
*CREEK CO PFA A 5.000% 08/01/2048 Callable @ 100.000 08/01/2032	2,000,000	2,044,320
HOBART EDU FACS AUTH 4.500% 09/01/2025	590,000	593,133
HOBART EDU FACS AUTH 5.000% 09/01/2026	635,000	647,211
HOBART EDU FACS AUTH 4.500% 09/01/2027	340,000	345,318
HOBART EDU FACS AUTH 4.500% 09/01/2028	365,000	371,625
JACKSON CO EDU FACS 4.250% 09/01/2031	400,000	386,372
KIOWA CO PUB FACS AUT 4.500% 12/01/2033	1,130,000	1,175,607
KIOWA CO PUB FACS AUT 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	1,000,000	1,059,590
KIOWA CO PUB FACS AUT 5.125% 12/01/2043 Callable @ 100.000 12/01/2033	1,000,000	1,044,170
LEFLORE CO PUB FACS 4.250% 09/01/2033	525,000	510,321
LEFLORE CO PUB FACS 4.500% 09/01/2036 Callable @ 100.000 09/01/2034	690,000	672,136
OKLAHOMA PPTY AUTH 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	406,812
OKLAHOMA PPTY AUTH 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	633,725
OKLAHOMA PPTY AUTH 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	231,826
OKLAHOMA PPTY AUTH 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	843,567
OK CNTY FIN AUTH 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	600,000	592,848
OK CNTY FIN AUTH 5.000% 10/01/2044 Callable @ 100.000 10/01/2034	1,000,000	1,079,030
OK CNTY FIN AUTH 5.000% 10/01/2045 Callable @ 100.000 10/01/2034	640,000	686,291
OK DEV FIN AUTH B 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	280,000	303,932
OK DEV FIN AUTH B 5.000% 12/01/2043 Callable @ 100.000 12/01/2033	1,630,000	1,725,665
PAYNE CNTY ECON DEV 4.250% 09/01/2034	500,000	477,980
PONTOTOC CO EDU FACS 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	624,119
PONTOTOC CO EDU FACS 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	940,850
PONTOTOC 4.000% 09/01/2042 Callable @ 100.000 09/01/2034	1,000,000	975,410
ROGERS CO EDUCTNL FAC 4.125% 09/01/2036 Callable @ 100.000 09/01/2029	1,000,000	978,690
ROGERS CO EDUCTNL FAC 4.250% 09/01/2038 Callable @ 100.000 09/01/2029	1,000,000	980,120
STEPHENS EDUCTNL FACS 5.000% 09/01/2027	400,000	418,344
STEPHENS EDUCTNL FACS 4.000% 09/01/2032	665,000	647,351
TULSA STADIUM REV REF 4.000% 12/01/2038 Callable @ 100.000 12/01/2033	500,000	483,570
*WASHINGTON CO EDU FIN 5.000% 09/01/2025	400,000	404,144
WASHINGTON CO EDU FIN 5.000% 09/01/2027	455,000	472,117
WASHINGTON CO EDU FIN 5.000% 09/01/2029	435,000	460,948
WASHINGTON CO EDU FIN 5.000% 09/01/2031	445,000	473,400
		31,486,663
Transportation (4.9%)
OK TURNPIKE AUTH 5.250% 01/01/2048 Callable @ 100.000 01/01/2032	500,000	542,360
OKLAHOMA ST TURNPIKE 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	100,102
*TULSA ARPTS IMPT A 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,341,965
TULSA ARPTS IMPT A 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	142,082
		2,126,509
Utilities (3.3%)
CLINTON PUB WKS AUTH 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	500,075
OK WTR RESOURCES C 4.000% 10/01/2049 Callable @ 100.000 10/01/2031	1,000,000	953,380
		1,453,455

TOTAL MUNICIPAL BONDS (COST: $43,485,307)		$43,381,318

OTHER ASSETS LESS LIABILITIES (0.8%)		$339,399

NET ASSETS (100.0%)		$43,720,717

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Oklahoma Municipal Fund
Investments at cost	$43,485,307
Unrealized appreciation	$378,338
Unrealized depreciation	($482,327)
Net unrealized appreciation (depreciation)*	$(103,989)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$43,381,318	$0	$43,381,318
Total	$0	$43,381,318	$0	$43,381,318